(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
November 30, 2001


Merrill Lynch
International Equity
Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
International Equity Fund
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH INTERNATIONAL EQUITY FUND


International
Performance


Total Return in US
Dollars* of the Fund's
Top Country Positions
For the Six-Month Period
Ended November 30, 2001


Country                        Total Return

Japan                             -22.1%
Finland                           -16.1
Netherlands                       -12.6
Germany                           -11.8
France                            -10.8
Canada                            -10.3
Switzerland                       - 7.6
Spain                             - 7.0
United Kingdom                    - 6.8
Australia                         + 7.8


Source: Morgan Stanley
Capital International World
(Ex-US) Index.


*For the six-month period ended November 30, 2001, total investment return in US dollars for the Morgan Stanley Capital International
World (Ex-US) Index was -12.20%.



Merrill Lynch International Equity Fund, November 30, 2001


DEAR SHAREHOLDER


This is the third successive letter to shareholders in which we have reported negative stock returns from international stock markets (although this has also been true of the US stock market). For the six-month period ended November 30, 2001, Merrill Lynch International Equity Fund's total returns for Class A, Class B, Class C and Class D Shares were -10.82%, -11.33%, -11.27% and -10.85%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) The unmanaged benchmark Morgan Stanley Capital International (MSCI) World (Ex-US) Index (with net income reinvested) posted a decline of 12.2% for the same period. The Index itself was back at levels first seen in the early part of 1996.


Market Review
There were two major reasons for the further declines in markets. First, the continued unwinding of excesses in the telecommunications and technology sectors followed the huge run-up in shares in 1999 and the early part of 2000. Many of these shares had performed very well in April and May of 2001 as investors hoped that the declines in their share prices were over. However, continued weakness in the markets for mobile phones and high-tech products of all types produced consistently poor profitability in these sectors. The weakness in this crucial area of the global economy led to disappointing economic growth, and the Federal Reserve Board consistently brought down interest rates to counteract this weakness. The second reason for such poor performance from stock markets during the period is the reaction to the tragic events on September 11, 2001. Equity markets around the world somewhat quickly assumed that the world economy would fall into a recession and already low share prices fell even lower. European markets were particularly hard hit in September as the German insurance regulator instructed many insurance companies to reduce their equity exposures, which led to heavy selling in already weak markets, culminating on September 21, 2001.

Since then markets have bounced very sharply, and September 21, 2001 probably marked the low point for equity markets as economic policy-makers around the world responded very aggressively to the fear of a wide-spread recession. Monetary policy has been eased substantially in the United States. In addition, companies have responded by cutting prices, particularly in the auto sector, in order to stimulate consumer demand.


Portfolio Matters
In late June, we pulled back the Fund's significant overweighted position in Japan as it became clear that any reform package would not appear before the elections at the end of July. In case the reforms were further delayed by the events of September 11, 2001, the whole process becomes more complex with the serious weakening of the Japanese economy in the intervening period. For the bulk of the period, the portfolio maintained an overweighted position in the United Kingdom, which outperformed other markets because of the low volatility of its earnings compared with the other European markets.

Following the dramatic monetary policy shifts in September and October, we moved the Fund to overweighted positions in Asian and emerging markets, which typically benefit from a pickup in global growth expectations. These markets are amongst the cheapest in the world, with high domestic savings rates, mostly channeled into bank deposits after several years of poor stock market performance. Thus, we believe there is great potential for both foreign and local investors to want to buy these markets, which their history shows, can lead to substantial price movements. Initially, the South Korean market was the most favored exposure, which gained 50% in US dollar terms from the end of September to the end of November.


In Conclusion
We continue to manage the Fund in a manner that we believe provides a relatively low volatility exposure to international equities, but which also aims to seek to outperform its benchmark index as well as its peer group of competitor funds.

Looking ahead, we believe that the September low marked a turning point for international equities, with most markets offering stocks at considerably cheaper valuations than in the United States, and where management focus on delivering results for shareholders is a relatively new concept, offering considerable scope for increasing profits. In addition, the dollar remains a relatively expensive currency, and we believe that investments in international markets offer the possibility of currency gains in addition to the local market gains.

We thank you for your interest in Merrill Lynch International Equity Fund, and we look forward to reviewing our investment strategy with you in our next report to shareholers.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Jeremy Beckwith)
Jeremy Beckwith
Senior Vice President and Senior Portfolio Manager



December 31, 2001



PORTFOLIO INFORMATION


Worldwide
Investments as of
November 30, 2001


                                    Percent of
Ten Largest Equity Holdings         Net Assets

Vodafone Group PLC                      2.2%
GlaxoSmithKline PLC                     1.9
BP Amoco PLC                            1.7
TotalFinaElf SA 'B'                     1.7
Allianz AG (Registered Shares)          1.7
Nokia Oyj (Series A)                    1.5
Royal Dutch Petroleum Company           1.4
Credit Suisse Group                     1.4
E.On AG                                 1.2
HSBC Holdings PLC                       1.2


                                   Percent of
Ten Largest Countries              Net Assets

United Kingdom                         21.7%
Japan                                  20.3
Germany                                 9.4
France                                  8.3
Switzerland                             6.2
Netherlands                             6.1
Australia                               3.6
Finland                                 2.9
Spain                                   2.8
Canada                                  2.8


                                    Percent of
Geographical Asset Mix*             Net Assets

Europe                                 62.3%
Pacific Basin/Asia                     30.1
North America                           2.9
Africa                                  0.6
Latin America                           0.2
Southeast Asia                          0.0


Five Largest Industries            Percent of
(Equity Investments)               Net Assets

Banks                                  12.0%
Pharmaceuticals                         7.6
Insurance                               6.9
Oil & Gas                               6.2
Wireless Telecommunication Services     5.1

*Percent of net assets may not equal 100% and excludes the impact of futures.



Financial Futures Contracts
                                                          Percent of
Country                    Issue            Exchange      Net Assets

Australia              All Ordinaries        Sydney          (0.5%)
Japan                Taiwan MSCI Index       SIMEX            0.5
United Kingdom            FT-SEIDO           LIFFE            1.2
                                                              -----
                                                              1.2%
                                                              =====



Merrill Lynch International Equity Fund, November 30, 2001


PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder on October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

* Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent
Performance
Results

                                                               6-Month          12-Month     Since Inception
As of November 30, 2001                                      Total Return     Total Return     Total Return
ML International Equity Fund Class A Shares*                    -10.82%          -15.48%          + 1.13%
ML International Equity Fund Class B Shares*                    -11.33           -16.32           + 9.26
ML International Equity Fund Class C Shares*                    -11.27           -16.24           - 5.93
ML International Equity Fund Class D Shares*                    -10.85           -15.60           +16.68
Morgan Stanley Capital International World (Ex-US) Index**      -12.20           -19.16       +19.89/+39.80

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are from 10/21/94 for Class A & Class C Shares and from 7/30/93 for Class B & Class D
Shares.
**An unmanaged capitalization-weighted index comprised of a representative sampling of stocks in 21 countries, excluding the United States. Since inception total returns are for the periods from 10/31/94 and from 7/30/93, respectively.


Average Annual
Total Return


                                    % Return Without   % Return With
                                      Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 9/30/01                    -28.57%        -32.32%
Five Years Ended 9/30/01                  - 2.90         - 3.94
Inception (10/21/94) through 9/30/01      - 1.05         - 1.82

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                        % Return       % Return
                                       Without CDSC   With CDSC**
Class B Shares*

One Year Ended 9/30/01                    -29.27%        -32.03%
Five Years Ended 9/30/01                  - 3.89         - 4.16
Inception (7/30/93) through 9/30/01       + 0.08         + 0.08

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.



                                        % Return       % Return
                                       Without CDSC   With CDSC**
Class C Shares*

One Year Ended 9/30/01                    -29.31%        -30.00%
Five Years Ended 9/30/01                  - 3.90         - 3.90
Inception (10/21/94) through 9/30/01      - 2.06         - 2.06

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                    % Return Without   % Return With
                                      Sales Charge     Sales Charge**
Class D Shares*

One Year Ended 9/30/01                    -28.74%        -32.48%
Five Years Ended 9/30/01                  - 3.13         - 4.17
Inception (7/30/93) through 9/30/01       + 0.86         + 0.19

*Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class D Shares (formerly Class A Shares) were offered at a higher than maximum sales charge. Thus, actual returns would have been somewhat lower than noted for the since inception period.)
**Assuming maximum sales charge.



OFFICERS AND TRUSTEES


Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Robert C. Doll Jr., Senior Vice President
Jeremy Beckwith, Vice President and Senior Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Robert Harris, Secretary


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch International Equity Fund, November 30, 2001


SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)

                                       Shares                                                                      Percent of
AFRICA         Industries               Held                 Investments                    Cost          Value    Net Assets
South          Beverages               60,000  South African Breweries PLC             $    403,272     $    410,717     0.2%
Africa
               Industrial              75,000  Barlow Limited                               509,848          419,504      0.2
               Conglomerates

               Metals & Mining         20,000  AngloGold Limited (ADR)(a)                   339,312          337,800      0.2

                                               Total Investments in Africa                1,252,432        1,168,021      0.6


EUROPE

Finland        Communications         125,000  Nokia Oyj (Series A)                       2,409,395        2,921,243      1.5
               Equipment

               Diversified            200,000  Sonera Oyj                                   718,313        1,036,873      0.5
               Telecommunication
               Services

               Metals & Mining         85,000  Outokumpu Oyj                                731,027          848,615      0.4

               Paper & Forest          85,000  Stora Enso Oyj 'R'                         1,086,141        1,084,553      0.5
               Products

                                               Total Investments in Finland               4,944,876        5,891,284      2.9


France         Automobiles             20,000  PSA Peugeot Citroen                          781,288          846,690      0.4

               Banks                   16,000  BNP Paribas SA                             1,454,380        1,403,987      0.7
                                       15,400  Societe Generale 'A'                         911,174          838,381      0.4
                                                                                       ------------     ------------    -----
                                                                                          2,365,554        2,242,368      1.1

               Building Products        7,700  Compagnie de Saint Gobain                  1,129,975        1,123,127      0.6

               Hotels, Restaurants     24,000  Accor SA                                   1,040,722          795,115      0.4
               & Leisure

               Insurance               62,000  Axa                                        1,815,513        1,354,561      0.7

               Media                   28,000  Vivendi Universal SA                       1,523,909        1,432,819      0.7

               Metals & Mining         19,000  Pechiney SA 'A'                            1,011,160          927,187      0.5

               Multi-Utilities         36,000  Suez SA                                    1,169,712        1,087,911      0.5

               Multiline Retail         4,000  Pinault-Printemps-Redoute SA                 467,724          526,137      0.3

               Oil & Gas               27,000  TotalFinaElf SA 'B'                        3,916,704        3,445,052      1.7

               Pharmaceuticals         20,000  Aventis SA                                 1,163,645        1,396,824      0.7

               Semiconductor           19,400  STMicroelectronics NV                        587,233          658,352      0.3
               Equipment &
               Products

               Wireless                25,000  Bouygues SA                                  866,607          861,822      0.4
               Telecommunication
               Services

                                               Total Investments in France               17,839,746       16,697,965      8.3


Germany        Airlines                65,000  Deutsche Lufthansa AG (Registered
                                               Shares)                                      838,104          852,645      0.4

               Automobiles             30,000  Volkswagen AG                              1,269,022        1,316,238      0.7

               Banks                   37,000  Bayerische Hypo-und Vereinsbank AG         1,931,910        1,200,955      0.6

               Chemicals               17,000  Henkel KGaA                                  977,083          918,636      0.5

               Diversified              8,500  Marschollek, Lautenschlaeger und
               Financials                      Partner AG                                   913,434          623,713      0.3

               Diversified             56,000  Deutsche Telekom AG (Registered
               Telecommunication               Shares)                                    1,238,785          941,173      0.5
               Services

               Hotels, Restaurants     36,000  Preussag AG                                1,121,538          926,739      0.5
               & Leisure

               Industrial              21,000  Siemens AG                                 1,518,939        1,239,144      0.6
               Conglomerates

               Insurance               14,500  Allianz AG (Registered Shares)             4,170,007        3,414,608      1.7

               Machinery               45,000  MAN AG                                     1,008,353          900,549      0.4

               Multi-Utilities         49,000  E.On AG                                    2,601,656        2,470,140      1.2

               Pharmaceuticals         13,000  Merck KGaA                                   484,699          476,084      0.2

               Semiconductor           30,000  Infineon Technologies AG                     748,652          583,711      0.3
               Equipment &
               Products

               Software                14,400  SAP AG (Systeme, Anwendungen,
                                               Produkte in der Datenverarbeitung)         1,458,548        1,785,141      0.9

               Textiles & Apparel      11,000  Adidas-Salomon AG                            623,947          711,127      0.4

               Transportation          17,000  ++Fraport AG                                 402,652          409,466      0.2
               Infrastructure

                                               Total Investments in Germany              21,307,329       18,770,069      9.4


Greece         Banks                   20,000  Alpha Credit Bank                            374,348          373,561      0.2

                                               Total Investments in Greece                  374,348          373,561      0.2


Italy          Banks                  360,000  Intesa BCI SpA                             1,466,386          875,164      0.4

               Diversified            130,000  Telecom Italia SpA                         1,109,740        1,106,982      0.6
               Telecommunication
               Services

               Insurance               25,000  Assicurazioni Generali                       867,026          686,100      0.3

               Oil & Gas               50,000  ENI SpA                                      662,003          587,830      0.3

               Textiles & Apparel      15,000  Gucci Group                                1,179,892        1,329,669      0.7

               Wireless               100,000  Telecom Italia Mobile (TIM) SpA              716,757          564,997      0.3
               Telecommunication
               Services

                                               Total Investments in Italy                 6,001,804        5,150,742      2.6


Merrill Lynch International Equity Fund, November 30, 2001


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)

EUROPE                                 Shares                                                                      Percent of
(continued)    Industries               Held                 Investments                    Cost          Value    Net Assets
Netherlands    Air Freight &           47,000  TNT Post Group NV                       $    994,321     $    959,511     0.5%
               Couriers

               Banks                  100,000  ABN AMRO Holding NV                        1,795,385        1,625,151      0.8

               Diversified             35,000  Fortis (NL) NV                               903,972          816,694      0.4
               Financials              45,000  ING Groep NV                               1,526,691        1,176,556      0.6
                                                                                       ------------     ------------    -----
                                                                                          2,430,663        1,993,250      1.0

               Electrical              30,000  Koninklijke (Royal) Philips
               Equipment                       Electronics NV                               794,338          819,291      0.4

               Food & Drug             44,000  Koninklijke Ahold NV                       1,370,056        1,300,121      0.6
               Retailing

               Insurance               60,000  Aegon NV                                   2,069,749        1,598,289      0.8

               Media                   52,000  Wolters Kluwer NV 'A'                      1,081,126        1,126,771      0.6

               Oil & Gas               60,000  Royal Dutch Petroleum Company              3,427,511        2,901,096      1.4

                                               Total Investments in the Netherlands      13,963,149       12,323,480      6.1


Norway         Food Products           60,000  Orkla ASA 'A'                              1,067,798          987,372      0.5

               Paper & Forest          72,000  Norske Skogindustrier ASA                  1,131,831        1,249,328      0.6
               Products

                                               Total Investments in Norway                2,199,629        2,236,700      1.1


Spain          Banks                  240,000  Banco Santander Central Hispano, SA        2,434,967        2,045,810      1.0

               Diversified            175,000  ++Telefonica SA                            2,794,395        2,364,528      1.2
               Telecommunication
               Services

               Tobacco                 70,000  Altadis                                    1,036,489        1,115,668      0.6

                                               Total Investments in Spain                 6,265,851        5,526,006      2.8


Sweden         Communications         200,000  Telefonaktiebolaget LM
               Equipment                       Ericsson AB 'B'                              821,445        1,104,414      0.6

               Machinery               40,000  Sandvik AB                                   725,128          846,093      0.4

                                               Total Investments in Sweden                1,546,573        1,950,507      1.0


Switzerland    Banks                   73,000  ++Credit Suisse Group                      2,692,591        2,814,853      1.4
                                       21,000  ++UBS AG (Registered)                      1,015,128        1,042,476      0.5
                                                                                       ------------     ------------    -----
                                                                                          3,707,719        3,857,329      1.9

               Commercial Services     23,500  Adecco SA (Registered Shares)                870,685        1,212,958      0.6
               & Supplies

               Food Products            8,000  Nestle SA (Registered Shares)              1,631,259        1,649,259      0.8

               Insurance               22,000  ++Swiss Re (Registered)                    2,323,486        2,217,634      1.1

               Pharmaceuticals         43,000  Novartis AG (Registered Shares)            1,770,922        1,509,230      0.8
                                       28,000  Roche Holding AG                           2,354,275        2,002,065      1.0
                                                                                       ------------     ------------    -----
                                                                                          4,125,197        3,511,295      1.8

                                               Total Investments in Switzerland          12,658,346       12,448,475      6.2


United         Aerospace &            170,000  BAE Systems PLC                              790,735          773,374      0.4
Kingdom        Defense

               Banks                   66,000  Barclays PLC                               1,869,571        2,023,636      1.0
                                       70,000  HBOS PLC                                     739,309          823,573      0.4
                                      200,000  HSBC Holdings PLC                          2,487,446        2,410,109      1.2
                                      160,000  Lloyds TSB Group PLC                       1,539,481        1,647,431      0.8
                                       55,000  Royal Bank of Scotland Group PLC           1,326,867        1,274,577      0.7
                                                                                       ------------     ------------    -----
                                                                                          7,962,674        8,179,326      4.1

               Beverages              100,000  Diageo PLC                                 1,008,675        1,069,575      0.5
                                       55,000  Scottish & Newcastle PLC                     409,201          396,099      0.2
                                                                                       ------------     ------------    -----
                                                                                          1,417,876        1,465,674      0.7

               Commercial Services    320,000  Hays PLC                                     779,285          926,395      0.5
               & Supplies             180,000  Shanks & McEwan Group PLC                    497,785          433,255      0.2
                                                                                       ------------     ------------    -----
                                                                                          1,277,070        1,359,650      0.7

               Construction &          95,000  Barratt Developments PLC                     461,790          502,629      0.3
               Engineering

               Construction            48,000  RMC Group PLC                                507,716          427,830      0.2
               Materials

               Containers &            80,000  Rexam PLC                                    313,466          425,548      0.2
               Packaging

               Diversified            375,000  BT Group PLC                               1,861,427        1,481,361      0.8
               Telecommunication      228,800  ++COLT Telecom Group PLC                     323,193          451,914      0.2
               Services                                                                ------------     ------------    -----
                                                                                          2,184,620        1,933,275      1.0

               Electric                70,000  ++British Energy PLC
               Utilities                       (Deferred Shares)                                  0                1      0.0
                                      150,000  Innogy Holdings PLC                          485,749          426,226      0.2
                                      110,000  ++International Power PLC                    401,355          325,115      0.2
                                                                                       ------------     ------------    -----
                                                                                            887,104          751,342      0.4

               Food & Drug            200,000  Iceland Group PLC                            446,912          500,561      0.2
               Retailing              140,000  J Sainsbury PLC                              762,530          718,754      0.4
                                                                                       ------------     ------------    -----
                                                                                          1,209,442        1,219,315      0.6

               Food Products           55,000  Cadbury Schweppes PLC                        351,539          349,038      0.2

               Gas Utilities          130,000  BG Group PLC                                 464,849          489,438      0.2
                                      200,000  Centrica PLC                                 659,933          607,519      0.3
                                                                                       ------------     ------------    -----
                                                                                          1,124,782        1,096,957      0.5

               Health Care             74,000  Smith & Nephew PLC                           360,544          395,743      0.2
               Equipment &
               Supplies

               Hotels, Restaurants     85,000  Compass Group PLC                            581,879          609,123      0.3
               & Leisure

               Insurance               50,000  CGNU PLC                                     707,215          595,753      0.3
                                       53,000  Prudential Corporation PLC                   674,885          577,834      0.3
                                      165,000  Royal & Sun Alliance Insurance
                                               Group PLC                                    927,130          942,403      0.5
                                                                                       ------------     ------------    -----
                                                                                          2,309,230        2,115,990      1.1


Merrill Lynch International Equity Fund, November 30, 2001


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)

EUROPE                              Shares Held/                                                                   Percent of
(concluded)    Industries           Face Amount              Investments                    Cost          Value    Net Assets
United         Media                  160,000  Aegis Group PLC                         $    236,654     $    202,506     0.1%
Kingdom                                52,000  ++British Sky Broadcasting Group
(concluded)                                    PLC ("BSkyB")                                637,993          634,044      0.3
                                       51,000  Pearson PLC                                  633,733          601,486      0.3
                                       75,000  Reuters Group PLC                            808,124          728,381      0.4
                                       37,000  WPP Group PLC                                365,686          361,445      0.2
                                                                                       ------------     ------------    -----
                                                                                          2,682,190        2,527,862      1.3

               Multiline Retail        82,000  Kingfisher PLC                               351,550          467,761      0.2
                                      135,000  Marks & Spencer PLC                          519,817          670,944      0.4
                                       65,000  Woolworths Group PLC                          23,535           40,555      0.0
                                                                                       ------------     ------------    -----
                                                                                            894,902        1,179,260      0.6

               Oil & Gas              475,000  BP Amoco PLC                               4,163,568        3,512,306      1.7
                                      115,000  Shell Transport & Trading Company            992,868          793,767      0.4
                                                                                       ------------     ------------    -----
                                                                                          5,156,436        4,306,073      2.1

               Pharmaceuticals         48,000  AstraZeneca Group PLC                      2,192,858        2,145,995      1.1
                                      155,000  ++GlaxoSmithKline PLC                      4,304,824        3,890,401      1.9
                                                                                       ------------     ------------    -----
                                                                                          6,497,682        6,036,396      3.0

               Real Estate             70,000  The British Land Company PLC                 477,704          468,189      0.2

               Specialty Retail       125,000  Matalan PLC                                  861,434          623,919      0.3
                                      120,000  Wolseley PLC                                 810,064          861,650      0.4
                                                                                       ------------     ------------    -----
                                                                                          1,671,498        1,485,569      0.7

               Transportation          43,000  BAA PLC                                      344,711          362,108      0.2
               Infrastructure

               Wireless               290,000  ++The Carphone Warehouse PLC                 464,736          529,368      0.3
               Telecommunication      375,000  ++mm02 PLC                                   502,290          434,515      0.2
               Services             1,765,000  Vodafone Group PLC                         4,767,629        4,530,720      2.2
                                                                                       ------------     ------------    -----
                                                                                          5,734,655        5,494,603      2.7

                                               Total Investments in the
                                               United Kingdom                            45,200,245       43,464,874     21.7


                                               Total Investments in Europe              132,301,896      124,833,663     62.3


LATIN
AMERICA

Brazil         Equity Basket            9,000  MSCI Brazil OPALS (c)                        293,715          296,550      0.2

               Metals & Mining     BRL 44,000  Companhia Vale do Rio Doce, 0%
                                               due 12/31/2049 (d)                                 0                0      0.0

                                               Total Investments in Latin America           293,715          296,550      0.2


NORTH
AMERICA

Canada         Aerospace &            130,000  Bombardier Inc. 'B'                          969,557        1,157,982      0.6
               Defense

               Electrical              16,000  ++Ballard Power Systems Inc.                 736,327          449,042      0.2
               Equipment

               Energy Equipment        40,000  ++Precision Drilling Corporation             860,109          948,018      0.5
               & Service

               Media                   48,000  ++Rogers Communications, Inc. 'B'            745,090          755,259      0.4

               Metals & Mining         40,000  Placer Dome Inc.                             430,445          433,925      0.2

               Multiline Retail        85,000  Hudson's Bay Company                         920,421          713,877      0.3

               Oil & Gas               40,000  ++Rio Alto Exploration Ltd.                  581,205          530,636      0.3

               Road & Rail             27,000  ++CP Railway Limited                         477,637          523,955      0.3

                                               Total Investments in Canada                5,720,791        5,512,694      2.8


United         Software                 7,000  ++Amdocs Limited                             193,270          231,490      0.1
States
                                               Total Investments in the
                                               United States                                193,270          231,490      0.1


                                               Total Investments in North America         5,914,061        5,744,184      2.9


PACIFIC BASIN/
ASIA

Australia      Commercial             200,000  Mayne Nickless Limited                       648,463          751,961      0.4
               Services &
               Supplies

               Construction           160,000  James Hardie Industries NV                   319,089          449,366      0.2
               Materials

               Containers &           200,000  Amcor Limited                                599,835          728,868      0.4
               Packaging

               Diversified            285,000  Telstra Corporation Limited                  712,082          815,257      0.4
               Telecommunication
               Services

               Electronic             600,000  ERG Limited                                  190,933          168,512      0.1
               Equipment &            180,000  ERG Limited (Rights)(g)                            0            2,809      0.0
               Instruments                                                             ------------     ------------    -----
                                                                                            190,933          171,321      0.1

               Insurance              450,000  National Mutual Holdings Limited             684,600          620,219      0.3

               Media                   60,000  The News Corporation Limited
                                               (Preferred)                                  507,971          391,667      0.2

               Metals & Mining        300,000  Delta Gold NL                                348,184          374,472      0.2
                                      510,000  ++Lihir Gold Limited                         293,257          318,301      0.1
                                    1,200,000  M.I.M. Holdings Limited                      606,546          686,532      0.3
                                      130,000  Normandy Mining Limited                       90,160          108,181      0.1
                                                                                       ------------     ------------    -----
                                                                                          1,338,147        1,487,486      0.7

               Multiline Retail       240,000  Coles Myer Limited                           842,512        1,023,557      0.5

               Real Estate            120,000  Lend Lease Corporation Limited               713,037          742,703      0.4

                                               Total Investments in Australia             6,556,669        7,182,405      3.6


Merrill Lynch International Equity Fund, November 30, 2001


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)

PACIFIC BASIN/
ASIA                                   Shares                                                                      Percent of
(continued)    Industries               Held                 Investments                    Cost          Value    Net Assets
China          Wireless               310,000  ++China Mobile (Hong Kong) Limited      $    879,379     $  1,095,104     0.5%
               Telecommunication       40,000  ++China Mobile (Hong Kong)
               Services                        Limited (ADR)(a)                           1,189,127          706,400      0.4

                                               Total Investments in China                 2,068,506        1,801,504      0.9


Hong Kong      Banks                   56,000  Standard Chartered PLC                       664,278          642,886      0.3

               Diversified            105,000  Hutchison Whampoa Limited                    775,659          966,014      0.5
               Financials

               Oil & Gas              800,000  CNOOC Limited                                685,391          748,833      0.4

               Real Estate            150,000  Cheung Kong (Holdings) Ltd.                1,667,612        1,452,146      0.7
                                      160,000  Sun Hung Kai Properties Ltd.               1,251,759        1,179,669      0.6
                                                                                       ------------     ------------    -----
                                                                                          2,919,371        2,631,815      1.3

                                               Total Investments in Hong Kong             5,044,699        4,989,548      2.5


Japan          Auto Components         37,000  Futaba Industrial Co., Ltd.                  464,409          374,147      0.2

               Automobiles             74,200  Toyota Motor Corporation                   2,580,431        1,898,392      0.9

               Banks                  152,000  The Gunma Bank Ltd.                          821,334          765,432      0.4
                                       39,000  The Sumitomo Bank, Ltd.                      331,332          212,232      0.1
                                                                                       ------------     ------------    -----
                                                                                          1,152,666          977,664      0.5

               Beverages              123,000  Asahi Breweries Limited                    1,271,218        1,207,822      0.6
                                       26,000  Mikuni Coca-Cola Bottling                    278,685          251,722      0.1
                                                                                       ------------     ------------    -----
                                                                                          1,549,903        1,459,544      0.7

               Chemicals              193,000  Asahi Chemical Industry Co., Ltd.          1,060,258          713,247      0.3
                                      129,000  Kaneka Corporation                         1,171,798          796,296      0.4
                                       21,000  LINTEC Corporation                           197,801          135,599      0.1
                                       32,800  Shin-Etsu Chemical Co., Ltd.               1,153,304        1,241,455      0.6
                                                                                       ------------     ------------    -----
                                                                                          3,583,161        2,886,597      1.4

               Closed End              30,000  Atlantis Japan Growth Fund                   340,200          262,500      0.1
               Investment
               Fund

               Commercial Services     22,000  Sanix Incorporated                           857,069          961,339      0.5
               & Supplies              22,500  Secom Co., Ltd.                            1,120,879        1,250,000      0.6
                                                                                       ------------     ------------    -----
                                                                                          1,977,948        2,211,339      1.1

               Diversified              4,300  Acom Co., Ltd.                               329,660          349,253      0.2
               Financials              16,400  Promise Co., Ltd.                          1,082,531          949,740      0.4
                                      118,000  The Sumitomo Trust and
                                               Banking Co., Ltd.                            780,703          582,716      0.3
                                       14,900  Takefuji Corporation                       1,456,133        1,204,150      0.6
                                                                                       ------------     ------------    -----
                                                                                          3,649,027        3,085,859      1.5

               Diversified                 99  Nippon Telegraph & Telephone
               Telecommunication               Corporation (NTT)                            547,728          410,088      0.2
               Services

               Electronic             124,000  Hitachi Ltd.                               1,231,238          916,504      0.5
               Equipment &
               Instruments

               Food Products           48,600  Katokichi Co., Ltd.                        1,153,765          903,947      0.4

               Gas Utilities          209,000  Tokyo Gas Co.                                646,777          570,370      0.3

               Health Care             34,000  Fukuda Denshi Co., Ltd.                      669,353          883,691      0.4
               Equipment &
               Supplies

               Health Care             51,900  Suzuken Co., Ltd.                          1,398,959          904,203      0.5
               Providers &
               Services

               Hotels, Restaurants     11,200  Oriental Land Co., Ltd.                      802,665          802,339      0.4
               & Leisure

               Household Durables     130,000  Sharp Corporation                          1,853,485        1,687,297      0.9
                                       10,300  Sony Corporation                             810,583          486,054      0.2
                                                                                       ------------     ------------    -----
                                                                                          2,664,068        2,173,351      1.1

               Household Products      52,000  Kao Corporation                            1,441,009        1,110,786      0.6

               Insurance              660,000  The Fuji Fire and Marine
                                               Insurance Company, Limited                 1,087,947        1,249,025      0.6
                                       68,000  The Tokio Marine & Fire
                                               Insurance Co. Ltd.                           519,511          538,499      0.3
                                                                                       ------------     ------------    -----
                                                                                          1,607,458        1,787,524      0.9

               Leisure Equipment       28,000  Fuji Photo Film                            1,136,204          964,263      0.5
               & Products

               Machinery              189,000  Amada Co., Ltd.                              880,920          879,605      0.4
                                       93,000  Tsubakimoto Chain Co.                        287,574          216,789      0.1
                                                                                       ------------     ------------    -----
                                                                                          1,168,494        1,096,394      0.5

               Media                      126  Fuji Television Network,
                                               Incorporated                               1,338,857          558,772      0.3
                                       98,000  Toppan Printing Co., Ltd.                    949,213          895,468      0.4
                                                                                       ------------     ------------    -----
                                                                                          2,288,070        1,454,240      0.7

               Metals & Mining        139,000  Sumitomo Metal Mining Co.                    685,461          484,332      0.2

               Multiline Retail        21,000  Ito-Yokado Co., Ltd.                         994,714          943,226      0.5

               Office Electronics      40,000  Canon, Inc.                                1,384,703        1,354,776      0.7

               Pharmaceuticals         46,000  Fujisawa Pharmaceutical Co., Ltd.            942,973        1,053,606      0.5
                                       52,000  Shionogi & Co., Ltd.                         808,038          893,275      0.5
                                       39,000  Takeda Chemical Industries, Ltd.           1,976,123        1,780,214      0.9
                                                                                       ------------     ------------    -----
                                                                                          3,727,134        3,727,095      1.9


Merrill Lynch International Equity Fund, November 30, 2001


SCHEDULE OF INVESTMENTS (concluded)                                                                           (in US dollars)

PACIFIC BASIN/
ASIA                                   Shares                                                                      Percent of
(concluded)    Industries               Held                 Investments                    Cost          Value    Net Assets
Japan          Real Estate            104,000  Mitsubishi Estate Company, Limited      $  1,003,379     $    888,629     0.4%
(concluded)
               Road & Rail                140  East Japan Railway Company                   773,619          735,705      0.4

               Semiconductor            9,600  Rohm Company Ltd.                          1,457,578        1,305,263      0.7
               Equipment &
               Products

               Textiles & Apparel      47,000  HIMIKO Co., Ltd.                             426,843          519,168      0.3

               Trading Companies      174,000  Mitsubishi Corporation                     1,373,263        1,209,747      0.6
               & Distributors         132,000  Sumitomo Corporation                         985,440          722,612      0.4
                                                                                       ------------     ------------    -----
                                                                                          2,358,703        1,932,359      1.0

               Wireless                   130  NTT DoCoMo, Inc.                           1,844,646        1,699,968      0.8
               Telecommunication
               Services

                                               Total Investments in Japan                46,710,313       40,724,263     20.3


Singapore      Banks                  160,000  United Overseas Bank Ltd.                    988,195        1,004,806      0.5

               Media                   45,000  Singapore Press Holdings Ltd.                499,397          466,907      0.2

                                               Total Investments in Singapore             1,487,592        1,471,713      0.7


South Korea    Banks                   17,768  ++Kookmin Bank (ADR)(a)                      414,581          708,943      0.4

               Diversified             17,000  ++Samsung Securities Company Ltd.            490,870          600,299      0.3
               Financials

               Diversified             36,500  Korea Telecom Corporation (ADR)(a)           875,662          848,625      0.4
               Telecommunication
               Services

               Equity Basket            5,500  MSCI South Korea OPALS (c)                   442,011          471,625      0.3

               Metals & Mining         42,000  Pohang Iron & Steel Company Ltd. (ADR)(a)    793,703          890,400      0.4

               Semiconductor            2,200  Samsung Electronics (GDR)(b)(f)              191,675          208,890      0.1
               Equipment &
               Products

                                               Total Investments in South Korea           3,208,502        3,728,782      1.9


Thailand       Banks                  400,000  ++Bangkok Bank Public Company
                                               Limited 'Foreign'                            442,202          435,179      0.2

                                               Total Investments in Thailand                442,202          435,179      0.2


                                               Total Investments in the
                                               Pacific Basin/Asia                        65,518,483       60,333,394     30.1


SOUTHEAST
ASIA

India          Chemicals                   10  Reliance Industries Ltd.                          52               60      0.0
                                          208  Reliance Industries Ltd.
                                               (Compulsory Demat Shares)                      1,077            1,258      0.0

                                               Total Investments in Southeast Asia            1,129            1,318      0.0


SHORT-TERM                            Face
SECURITIES                           Amount                     Issue
               Commercial        US$6,461,000  General Motors Acceptance Corp.,
               Paper*                          2.23% due 12/03/2001                       6,460,200        6,460,200      3.2

                                               Total Investments in Commercial Paper      6,460,200        6,460,200      3.2


               US Government                   US Treasury Bills (e):
               Obligations*         1,000,000     2.17% due 1/03/2002                       997,963          998,540      0.5
                                      250,000     1.82% due 2/07/2002                       249,141          249,198      0.1

                                               Total Investments in US Government
                                               Obligations                                1,247,104        1,247,738      0.6


                                               Total Investments in Short-Term
                                               Securities                                 7,707,304        7,707,938      3.8


               Total Investments                                                       $212,989,020      200,085,068     99.9
                                                                                       ============
               Variation Margin on Financial Futures Contracts**                                               (513)      0.0
               Unrealized Appreciation on Forward Foreign Exchange Contracts***                               71,178      0.0
               Other Assets Less Liabilities                                                                 134,154      0.1
                                                                                                        ------------   ------
               Net Assets                                                                               $200,289,887   100.0%
                                                                                                        ============   ======

(a)American Depositary Receipts (ADR).
(b)Global Depositary Receipts (GDR).
(c)Optimized Portfolio As Listed Securities (OPALS) are investments that are exchange quoted and provide an equivalent investment exposure to that of the specific Morgan Stanley Capital International (MSCI) country index.
(d)Received through a bonus issue from Companhia Vale do Rio Doce. As of November 30, 2001, the bonds have not commenced trading and the coupon rate has not been determined.
(e)All or a portion of security held as collateral in connection with open financial futures contracts.
(f)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(g)The rights may be exercised until 12/11/01.
++Non-income producing security.
*Commercial Paper and certain US Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
**Financial futures contracts sold as of November 30, 2001 were as follows:

Number of                                  Expiration
Contracts      Issue         Exchange         Date             Value

  22       All ordinaries     Sydney     December 2001     $   955,138
                                                           -----------
Total Financial Futures Contracts Sold
(Total Contract Price--$850,156)                           $   955,138
                                                           ===========


Financial futures contracts purchased as of November 30, 2001 were as follows:

Number of                                  Expiration
Contracts      Issue         Exchange         Date             Value

  50      Taiwan MSCIIndex    SIMEX      December 2001     $ 1,036,000
  32          FT-SEIDO        LIFFE      December 2001       2,372,574
                                                           -----------
Total Financial Futures Contracts Purchased
(Total Contract Price--$3,396,493)                         $ 3,408,574
                                                           ===========


***Forward foreign exchange contracts as of November 30, 2001 were as follows:

Foreign                     Settlement                     Unrealized
Currency Sold                  Date                       Appreciation

YEN  700,368,750           January 2002                    $    71,178
                                                           -----------
Total Unrealized Appreciation on
Forward Foreign Exchange Contracts--Net
(US Commitment--$5,773,856)                                $    71,178
                                                           ===========

See Notes to Financial Statements.



Merrill Lynch International Equity Fund, November 30, 2001


STATEMENT OF ASSETS AND LIABILITIES

                  As of November 30, 2001
Assets:           Investments, at value (identified cost--$212,989,020)                                        $  200,085,068
                  Unrealized appreciation on forward foreign exchange contracts                                        71,178
                  Receivables:
                     Securities sold                                                        $    2,747,699
                     Dividends                                                                     495,476
                     Beneficial interest sold                                                      322,873          3,566,048
                                                                                            --------------
                  Prepaid registration fees and other assets                                                           53,858
                                                                                                               --------------
                  Total assets                                                                                    203,776,152
                                                                                                               --------------

Liabilities:      Payables:
                     Securities purchased                                                        2,296,834
                     Beneficial interest redeemed                                                  444,010
                     Custodian bank                                                                385,179
                     Investment adviser                                                            113,659
                     Distributor                                                                    79,398
                     Forward foreign exchange contracts                                             33,567
                     Variation margin                                                                  513          3,353,600
                                                                                            --------------
                  Accrued expenses and other liabilities                                                              133,105
                                                                                                               --------------
                  Total liabilities                                                                                 3,486,265
                                                                                                               --------------

Net Assets:       Net assets                                                                                   $  200,289,887
                                                                                                               ==============

Net Assets        Class A Shares of beneficial interest, $.10 par value,
Consist of:       unlimited number of shares authorized                                                         $     559,924
                  Class B Shares of beneficial interest, $.10 par value,
                  unlimited number of shares authorized                                                               760,798
                  Class C Shares of beneficial interest, $.10 par value,
                  unlimited number of shares authorized                                                               214,025
                  Class D Shares of beneficial interest, $.10 par value,
                  unlimited number of shares authorized                                                               985,175
                  Paid-in capital in excess of par                                                                275,507,863
                  Accumulated investment loss--net                                                                  (736,707)
                  Accumulated realized capital losses on investments and foreign
                  currency transactions--net                                                                     (35,451,850)
                  Accumulated distributions in excess of realized capital gains on
                  investments and foreign currency transactions--net                                             (28,616,002)
                  Unrealized depreciation on investments and foreign currency
                  transactions--net                                                                              (12,933,339)
                                                                                                               --------------
                  Net assets                                                                                   $  200,289,887
                                                                                                               ==============

Net Asset         Class A--Based on net assets of $44,913,891 and 5,599,240 shares of
Value:                     beneficial interest outstanding                                                     $         8.02
                                                                                                               ==============
                  Class B--Based on net assets of $59,821,336 and 7,607,982 shares of
                           beneficial interest outstanding                                                     $         7.86
                                                                                                               ==============
                  Class C--Based on net assets of $16,580,373 and 2,140,251 shares of
                           beneficial interest outstanding                                                     $         7.75
                                                                                                               ==============
                  Class D--Based on net assets of $78,974,287 and 9,851,749 shares of
                           beneficial interest outstanding                                                     $         8.02
                                                                                                               ==============

See Notes to Financial Statements.


STATEMENT OF OPERATIONS

                  For the Six Months Ended November 30, 2001
Investment        Dividends (net of $150,425 foreign withholding tax)                                          $    1,131,312
Income:           Interest                                                                                            186,634
                                                                                                               --------------
                  Total income                                                                                      1,317,946
                                                                                                               --------------

Expenses:         Investment advisory fees                                                  $      720,366
                  Account maintenance and distribution fees--Class B                               376,836
                  Transfer agent fees--Class B                                                     106,718
                  Account maintenance and distribution fees--Class C                                89,191
                  Transfer agent fees--Class D                                                      79,653
                  Account maintenance fees--Class D                                                 76,067
                  Custodian fees                                                                    65,215
                  Accounting services                                                               53,779
                  Transfer agent fees--Class A                                                      47,225
                  Professional fees                                                                 40,791
                  Registration fees                                                                 34,878
                  Printing and shareholder reports                                                  30,560
                  Transfer agent fees--Class C                                                      24,334
                  Trustees' fees and expenses                                                       23,710
                  Pricing fees                                                                       4,271
                  Other                                                                              8,852
                                                                                            --------------
                  Total expenses                                                                                    1,782,446
                                                                                                               --------------
                  Investment loss--net                                                                              (464,500)
                                                                                                               --------------

Realized &        Realized gain (loss)on:
Unrealized           Investments--net                                                         (17,248,821)
Gain (Loss) on       Foreign currency transactions--net                                            483,499       (16,765,322)
Investments &                                                                               --------------
Foreign           Change in unrealized appreciation/depreciation on:
Currency             Investments--net                                                          (5,698,252)
Transactions--       Foreign currency transactions--net                                             89,070        (5,609,182)
Net:                                                                                        --------------     --------------
                  Net Decrease in Net Assets Resulting from Operations                                         $ (22,839,004)
                                                                                                               ==============

See Notes to Financial Statements.


Merrill Lynch International Equity Fund, November 30, 2001


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               For the Six          For the
                                                                                                  Months              Year
                                                                                                  Ended              Ended
                                                                                               November 30,         May 31,
                  Increase (Decrease) in Net Assets:                                               2001               2001
Operations:       Investment loss--net                                                      $    (464,500)     $    (783,243)
                  Realized loss on investments and foreign currency transactions--net         (16,765,322)       (16,939,777)
                  Change in unrealized appreciation/depreciation on investments and
                  foreign currency transactions--net                                           (5,609,182)       (23,095,815)
                                                                                            --------------     --------------
                  Net decrease in net assets resulting from operations                        (22,839,004)       (40,818,835)
                                                                                            --------------     --------------

Dividends &       Investment income--net:
Distributions to     Class A                                                                     (199,043)                 --
Shareholders:        Class D                                                                     (249,624)                 --
                  Realized gain on investments--net:
                     Class A                                                                     (365,798)                 --
                     Class B                                                                     (925,574)                 --
                     Class C                                                                     (206,374)                 --
                     Class D                                                                     (618,054)                 --
                  In excess of realized gain on investments--net:
                     Class A                                                                            --          (234,151)
                     Class B                                                                            --        (1,041,387)
                     Class C                                                                            --          (240,967)
                     Class D                                                                            --          (295,877)
                                                                                            --------------     --------------
                  Net decrease in net assets resulting from dividends and
                  distributions to shareholders                                                (2,564,467)        (1,812,382)
                                                                                            --------------     --------------

Beneficial        Net increase (decrease) in net assets derived from beneficial
Interest          interest transactions                                                         45,657,143       (38,095,584)
Transactions:                                                                               --------------     --------------

Net Assets:       Total increase (decrease) in net assets                                       20,253,672       (80,726,801)
                  Beginning of period                                                          180,036,215        260,763,016
                                                                                            --------------     --------------
                  End of period*                                                            $  200,289,887     $  180,036,215
                                                                                            ==============     ==============

                  *Undistributed (accumulated) investment income (loss)--net                $    (736,707)     $      176,460
                                                                                            ==============     ==============

See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

                                                                                               Class A
The following per share data and ratios                        For the Six
have been derived from information                                Months
provided in the financial statements.                             Ended
                                                                 Nov. 30,             For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                            2001         2001         2000         1999         1998
Per Share         Net asset value, beginning of period          $    9.14    $   11.08    $    9.16    $    9.57   $    12.58
Operating                                                       ---------    ---------    ---------    ---------    ---------
Performance:      Investment income--net++                         --++++          .05          .09          .13          .12
                  Realized and unrealized gain (loss)
                  on investments and foreign currency
                  transactions--net                                 (.98)       (1.90)         1.83        (.18)       (1.08)
                                                                ---------    ---------    ---------    ---------    ---------
                  Total from investment operations                  (.98)       (1.85)         1.92        (.05)        (.96)
                                                                ---------    ---------    ---------    ---------    ---------
                  Less dividends and distributions:
                     Investment income--net                         (.05)           --           --           --           --
                     Realized gain on investments--net              (.09)           --           --           --       (1.08)
                     In excess of realized gain on
                     investments--net                                  --        (.09)           --        (.36)        (.97)
                                                                ---------    ---------    ---------    ---------    ---------
                  Total dividends and distributions                 (.14)        (.09)           --        (.36)       (2.05)
                                                                ---------    ---------    ---------    ---------    ---------
                  Net asset value, end of period                $    8.02    $    9.14    $   11.08    $    9.16    $    9.57
                                                                =========    =========    =========    =========    =========

Total             Based on net asset value per share          (10.82%)+++     (16.77%)       20.96%       (.35%)      (6.02%)
Investment                                                      =========    =========    =========    =========    =========
Return:**

Ratios to         Expenses, excluding reorganization
Average           expenses                                         1.27%*        1.26%        1.32%        1.33%        1.16%
Net Assets:                                                     =========    =========    =========    =========    =========
                  Expenses                                         1.27%*        1.29%        1.41%        1.33%        1.16%
                                                                =========    =========    =========    =========    =========
                  Investment income--net                            .08%*         .45%         .83%        1.54%        1.08%
                                                                =========    =========    =========    =========    =========

Supplemental      Net assets, end of period (in thousands)      $  44,914    $  32,933    $  34,693    $  19,540    $  33,960
Data:                                                           =========    =========    =========    =========    =========
                  Portfolio turnover                               66.51%      154.99%      149.78%      132.43%      107.50%
                                                                =========    =========    =========    =========    =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Amount is less than $.01 per share.
+++Aggregate total investment return.

See Notes to Financial Statements.


Merrill Lynch International Equity Fund, November 30, 2001


FINANCIAL HIGHLIGHTS (continued)

                                                                                               Class B
The following per share data and ratios                        For the Six
have been derived from information                                Months
provided in the financial statements.                             Ended
                                                                 Nov. 30,             For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                            2001         2001         2000         1999         1998
Per Share         Net asset value, beginning of period          $    8.96    $   10.97    $    9.17    $    9.62    $   12.42
Operating                                                       ---------    ---------    ---------    ---------    ---------
Performance:      Investment income (loss)--net++                   (.03)        (.07)        (.03)          .04       --++++
                  Realized and unrealized gain (loss)
                  on investments and foreign currency
                  transactions--net                                 (.98)       (1.85)         1.83        (.19)       (1.04)
                                                                ---------    ---------    ---------    ---------    ---------
                  Total from investment operations                 (1.01)       (1.92)         1.80        (.15)       (1.04)
                                                                ---------    ---------    ---------    ---------    ---------
                  Less distributions
                     Realized gain on investments--net              (.09)           --           --           --        (.93)
                     In excess of realized gain on
                     investments--net                                  --        (.09)           --        (.30)        (.83)
                                                                ---------    ---------    ---------    ---------    ---------
                  Total distributions                               (.09)        (.09)           --        (.30)       (1.76)
                                                                ---------    ---------    ---------    ---------    ---------
                  Net asset value, end of period                $    7.86    $    8.96    $   10.97    $    9.17    $    9.62
                                                                =========    =========    =========    =========    =========

Total             Based on net asset value per share          (11.33%)+++     (17.58%)       19.63%      (1.36%)      (7.01%)
Investment                                                      =========    =========    =========    =========    =========
Return:**

Ratios to         Expenses, excluding reorganization
Average           expenses                                         2.30%*        2.30%        2.35%        2.39%        2.20%
Net Assets:                                                     =========    =========    =========    =========    =========
                  Expenses                                         2.30%*        2.33%        2.44%        2.39%        2.20%
                                                                =========    =========    =========    =========    =========
                  Investment income (loss)--net                   (.84%)*       (.65%)       (.26%)         .41%       (.01%)
                                                                =========    =========    =========    =========    =========

Supplemental      Net assets, end of period (in thousands)      $  59,821    $  97,211    $ 150,140    $ 144,681    $ 311,520
Data:                                                           =========    =========    =========    =========    =========
                  Portfolio turnover                               66.51%      154.99%      149.78%      132.43%      107.50%
                                                                =========    =========    =========    =========    =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Amount is less than $.01 per share.
+++Aggregate total investment return.

See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS (continued)

                                                                                               Class C
The following per share data and ratios                        For the Six
have been derived from information                                Months
provided in the financial statements.                             Ended
                                                                 Nov. 30,             For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                            2001         2001         2000         1999         1998
Per Share         Net asset value, beginning of period          $    8.83    $   10.81    $    9.03    $    9.49    $   12.26
Operating                                                       ---------    ---------    ---------    ---------    ---------
Performance:      Investment income (loss)--net++                   (.03)        (.07)        (.02)          .03       --++++
                  Realized and unrealized gain (loss)
                  on investments and foreign currency
                  transactions--net                                 (.96)       (1.82)         1.80        (.19)       (1.02)
                                                                ---------    ---------    ---------    ---------    ---------
                  Total from investment operations                  (.99)       (1.89)         1.78        (.16)       (1.02)
                                                                ---------    ---------    ---------    ---------    ---------
                  Less distributions:
                     Realized gain on investments--net              (.09)           --           --           --        (.92)
                     In excess of realized gain on
                     investments--net                                  --        (.09)           --        (.30)        (.83)
                                                                ---------    ---------    ---------    ---------    ---------
                  Total distributions                               (.09)        (.09)           --        (.30)       (1.75)
                                                                ---------    ---------    ---------    ---------    ---------
                  Net asset value, end of period                $    7.75    $    8.83    $   10.81    $    9.03    $    9.49
                                                                =========    =========    =========    =========    =========

Total             Based on net asset value per share          (11.27%)+++     (17.56%)       19.71%      (1.50%)      (6.96%)
Investment                                                      =========    =========    =========    =========    =========
Return:**

Ratios to         Expenses, excluding reorganization
Average           expenses                                         2.29%*        2.29%        2.41%        2.40%        2.21%
Net Assets:                                                     =========    =========    =========    =========    =========
                  Expenses                                         2.29%*        2.32%        2.51%        2.40%        2.21%
                                                                =========    =========    =========    =========    =========
                  Investment income (loss)--net                   (.86%)*       (.66%)         .54%         .40%       (.01%)
                                                                =========    =========    =========    =========    =========

Supplemental      Net assets, end of period (in thousands)      $  16,580    $  20,987    $  33,999    $   6,328    $  14,717
Data:                                                           =========    =========    =========    =========    =========
                  Portfolio turnover                               66.51%      154.99%      149.78%      132.43%      107.50%
                                                                =========    =========    =========    =========    =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Amount is less than $.01 per share.
+++Aggregate total investment return.

See Notes to Financial Statements.


Merrill Lynch International Equity Fund, November 30, 2001


FINANCIAL HIGHLIGHTS (concluded)

                                                                                               Class D
The following per share data and ratios                        For the Six
have been derived from information                                Months
provided in the financial statements.                             Ended
                                                                 Nov. 30,             For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                            2001         2001         2000         1999         1998
Per Share         Net asset value, beginning of period          $    9.13    $   11.10    $    9.20    $    9.63    $   12.59
Operating                                                       ---------    ---------    ---------    ---------    ---------
Performance:      Investment income (loss)--net++                   (.01)          .01          .06          .11          .09
                  Realized and unrealized gain (loss)
                  on investments and foreign currency
                  transactions--net                                 (.97)       (1.89)         1.84        (.20)       (1.07)
                                                                ---------    ---------    ---------    ---------    ---------
                  Total from investment operations                  (.98)       (1.88)         1.90        (.09)        (.98)
                                                                ---------    ---------    ---------    ---------    ---------
                  Less dividends and distributions:
                     Investment income--net                         (.04)           --           --           --           --
                     Realized gain on investments--net              (.09)           --           --           --       (1.04)
                     In excess of realized gain on
                     investments--net                                  --        (.09)           --        (.34)        (.94)
                                                                ---------    ---------    ---------    ---------    ---------
                  Total dividends and distributions                 (.13)        (.09)           --        (.34)       (1.98)
                                                                ---------    ---------    ---------    ---------    ---------
                  Net asset value, end of period                $    8.02    $    9.13    $   11.10    $    9.20    $    9.63
                                                                =========    =========    =========    =========    =========

Total             Based on net asset value per share          (10.85%)+++     (17.01%)       20.65%       (.70%)      (6.18%)
Investment                                                      =========    =========    =========    =========    =========
Return:**

Ratios to         Expenses, excluding reorganization
Average           expenses                                         1.55%*        1.51%        1.57%        1.59%        1.42%
Net Assets:                                                     =========    =========    =========    =========    =========
                  Expenses                                         1.55%*        1.54%        1.66%        1.59%        1.42%
                                                                =========    =========    =========    =========    =========
                  Investment income (loss)--net                   (.28%)*         .14%         .55%        1.23%         .77%
                                                                =========    =========    =========    =========    =========

Supplemental      Net assets, end of period (in thousands)      $  78,974    $  28,905    $  41,931    $  35,210    $  67,689
Data:                                                           =========    =========    =========    =========    =========
                  Portfolio turnover                               66.51%      154.99%      149.78%      132.43%      107.50%
                                                                =========    =========    =========    =========    =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch International Equity Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and
Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.



Merrill Lynch International Equity Fund, November 30, 2001


NOTES TO FINANCIAL STATEMENTS (continued)


* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Interest rate swaps--The Fund is authorized to enter into equity swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate of the change in market value of a different equity security, basket of equity securities or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities in circumstances in which direct investment is restricted by local law or is otherwise impractical.

* Options--The Fund is authorized to write and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses and financial futures transactions.

(h) Custodian bank--The Fund recorded an amount payable to the Custodian Bank reflecting an overnight overdraft, which resulted from management estimates of available cash.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc., ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .75%, on an annual basis, of the average daily value of the Fund's net assets. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K., Ltd. ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLIM pays MLAM U.K. a fee in an amount to be determined from time to time by MLIM and MLAM U.K. but in no event in excess of the amount that MLIM actually receives. For the six months ended November 30, 2001, MLIM paid MLAM U.K. a fee of $95,532 pursuant to such Agreement.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                               Account          Distribution
                           Maintenance Fee           Fee

Class B                          .25%               .75%
Class C                          .25%               .75%
Class D                          .25%                 --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended November 30, 2001, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                               FAMD                MLPF&S

Class A                       $    26             $   257
Class D                       $   127             $ 2,468


For the six months ended November 30, 2001, MLPF&S received contingent deferred sales charges of $22,257 and $613 relating to transactions in Class B and Class C Shares, respectively.

For the six months ended November 30, 2001, the Fund paid Merrill
Lynch Security Pricing Service, an affiliate of MLPF&S, $14 for security price quotations to compute the net asset value of the Fund.

In addition, MLPF&S received $21,420 in commissions on the execution of portfolio security transactions for the Fund for the six months ended November 30, 2001.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended November 30, 2001, the Fund reimbursed FAM $5,270 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, FAMD, PSI, FDS and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2001 were $163,004,571 and $119,613,150, respectively.

Net realized gains (losses) for the six months ended November 30, 2001 and net unrealized gains (losses) as of November 30, 2001 were as follows:


                                          Realized        Unrealized
                                           Gains            Gains
                                          (Losses)         (Losses)

Investments:
  Long-term                             $(16,192,706)    $ (12,904,586)
  Short-term                                      243               634
  Financial futures contracts             (1,056,358)          (92,901)
                                       --------------    --------------
Total investments                        (17,248,821)      (12,996,853)
                                       --------------    --------------
Currency transactions:
  Forward foreign exchange contracts            9,292            71,178
  Foreign currency transactions               474,207           (7,664)
                                       --------------    --------------
Total currency transactions                   483,499            63,514
                                       --------------    --------------
Total                                   $(16,765,322)    $ (12,933,339)
                                       ==============    ==============


As of November 30, 2001, net unrealized depreciation for Federal income tax purposes aggregated $12,903,952, of which $7,870,830 related to appreciated securities and $20,774,782 related to depreciated securities. At November 30, 2001, the aggregate cost of investments for Federal income tax purposes was $212,989,020.


4. Beneficial Interest Transactions:
Net increase (decrease) in net assets derived from beneficial interest transactions was $45,657,143 and $(38,095,584) for the six months ended November 30, 2001 and for the year ended May 31, 2001, respectively.



Merrill Lynch International Equity Fund, November 30, 2001


NOTES TO FINANCIAL STATEMENTS (concluded)


Transactions in shares of beneficial interest for each class were as follows:


Class A Shares for the Six Months                        Dollar
Ended November 30, 2001                   Shares         Amount

Shares sold                            3,181,055    $  25,877,765
Shares issued to shareholders
in reinvestment of dividends
and distributions                         62,445          518,921
                                    ------------    -------------
Total issued                           3,243,500       26,396,686
Shares redeemed                      (1,247,129)     (10,137,643)
                                    ------------    -------------
Net increase                           1,996,371    $  16,259,043
                                    ============    =============



Class A Shares for the Year                              Dollar
Ended May 31, 2001                        Shares         Amount

Shares sold                            3,576,241    $  35,397,026
Shares issued to shareholders in
reinvestment of distributions             22,691          223,964
                                    ------------    -------------
Total issued                           3,598,932       35,620,990
Shares redeemed                      (3,126,012)     (31,288,975)
                                    ------------    -------------
Net increase                             472,920    $   4,332,015
                                    ============    =============



Class B Shares for the Six Months                        Dollar
Ended November 30, 2001                   Shares         Amount

Shares sold                              509,540    $   4,039,507
Shares issued to shareholders in
reinvestment of distributions             96,363          788,248
                                    ------------    -------------
Total issued                             605,903        4,827,755
Shares redeemed                      (1,565,673)     (12,534,203)
Automatic conversion of shares       (2,284,936)     (17,874,975)
                                    ------------    -------------
Net decrease                         (3,244,706)    $(25,581,423)
                                    ============    =============



Class B Shares for the Year                              Dollar
Ended May 31, 2001                        Shares         Amount

Shares sold                            2,321,367    $  22,992,998
Shares issued to shareholders in
reinvestment of distributions             92,211          896,296
                                    ------------    -------------
Total issued                           2,413,578       23,889,294
Shares redeemed                      (4,810,206)     (48,079,838)
Automatic conversion of shares         (431,271)      (4,438,045)
                                    ------------    -------------
Net decrease                         (2,827,899)    $(28,628,589)
                                    ============    =============



Class C Shares for the Six Months                        Dollar
Ended November 30, 2001                   Shares         Amount

Shares sold                              103,211    $     817,548
Shares issued to shareholders in
reinvestment of distributions             22,852          184,183
                                    ------------    -------------
Total issued                             126,063        1,001,731
Shares redeemed                        (363,684)      (2,855,653)
                                    ------------    -------------
Net decrease                           (237,621)    $ (1,853,922)
                                    ============    =============



Class C Shares for the Year                              Dollar
Ended May 31, 2001                        Shares         Amount

Shares sold                              472,836    $   4,703,452
Shares issued to shareholders in
reinvestment of distributions             23,028          220,608
                                    ------------    -------------
Total issued                             495,864        4,924,060
Shares redeemed                      (1,261,904)     (12,341,495)
                                    ------------    -------------
Net decrease                           (766,040)    $ (7,417,435)
                                    ============    =============



Class D Shares for the Six Months                        Dollar
Ended November 30, 2001                   Shares         Amount

Shares sold                            4,949,279    $  42,973,238
Automatic conversion of shares         2,243,972       17,874,975
Shares issued to shareholders
in reinvestment of dividends
and distributions                         98,338          817,189
                                    ------------    -------------
Total issued                           7,291,589       61,665,402
Shares redeemed                        (604,369)      (4,831,957)
                                    ------------    -------------
Net increase                           6,687,220    $  56,833,445
                                    ============    =============



Class D Shares for the Year                              Dollar
Ended May 31, 2001                        Shares         Amount

Shares sold                              553,838    $   5,566,784
Automatic conversion of shares           424,876        4,438,045
Shares issued to shareholders in
reinvestment of distributions             26,340          260,238
                                    ------------    -------------
Total issued                           1,005,054       10,265,067
Shares redeemed                      (1,617,251)     (16,646,642)
                                    ------------    -------------
Net decrease                           (612,197)    $ (6,381,575)
                                    ============    =============



5. Short-Term Borrowings:
The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the credit agreement during the six months ended November 30, 2001. On November 30, 2001, the credit agreement was renewed for one year.


6. Commitments:
At November 30, 2001, the Fund had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had agreed to purchase and sell various foreign currencies with approximate values of $7,000 and $8,000, respectively.


7. Capital Loss Carryforward:
At May 31, 2001, the Fund had a net capital loss carryforward of approximately $24,505,000, all of which expires in 2007. This amount will be available to offset like amounts of any future taxable gains, except for future taxable gains on securities acquired from Merrill Lynch Consults International Portfolio.